Note 19 - Share-based Compensation (Details) - 2007 Options - Fair Value Assumptions (Options 2007 Plan A [Member])	12 Months Ended
Dec. 31, 2014
Options 2007 Plan A [Member]
Note 19 - Share-based Compensation (Details) - 2007 Options - Fair Value Assumptions [Line Items]
Weighted average assumptions—expected dividend yield	0.00%
Risk-free interest rate	2.71%
Expected life (years)	5 years 219 days
Expected volatility	28.50%